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                                 Law Offices of
                      Paul, Hastings, Janofsky & Walker LLP
                              345 California Street
                      San Francisco, California 94104-2635
                            Telephone (415) 835-1600
                            Facsimile (415) 217-5333
                              Internet www.phjw.com


                                  March 8, 2000

VIA EDGAR

Secretary
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      CNI Charter Funds
         File Nos. 333-16093 and 811-7923

Sir or Madam:

         On behalf of CNI Charter Funds (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), we hereby certify that the Institutional Class prospectus, the Class A prospectus, the Class S prospectus and the combined Statement of Additional Information for the CNI Charter Prime Money Market Fund (formerly, the CNI Charter Money Market
Fund), the CNI Charter Government Money Market Fund (formerly, the CNI Charter Government Fund) and the CNI Charter California Tax Exempt Money Fund (formerly, the CNI Charter California Tax Exempt Fund) which would have been filed by the Registrant pursuant to either Rule 497(c) of the Securities Act or Rule 497(e) of the Securities Act do not differ from those versions contained in Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A as filed electronically with the Commission on February 29, 2000.

         Please direct any inquiries regarding this filing to the undersigned at
(415) 835-1632 or to Mitchell E. Nichter at (415) 835-1609.

                                            Sincerely yours,


                                            /s/ Kelvin K. Leung
                                   for PAUL, HASTINGS, JANOFSKY & WALKER LLP

cc:      Mitchell E. Nichter, Esq.